Consolidated Statements of Net Income (Loss) and Comprehensive Income (Loss) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($) $ / shares	Dec. 31, 2021 CAD ($) $ / shares	Dec. 31, 2020 CAD ($) $ / shares
Revenue, net
Product sales, net	$ 23,065	$ 21,744	$ 11,610
Cost of goods sold (Note 6 & 8)	6,990	9,032	6,480
Gross profit	16,075	12,712	5,130
Expenses
Selling (Note 18)	7,935	10,312	5,359
General and administrative (Note 18)	4,193	2,697	4,579
Research and development (Note 18)	2,754	1,796	3,299
Total expense	14,882	14,805	13,237
Other income:
Other Income (Note 4)	(346)	(1,828)
Total Other income	(346)	(1,828)
Finance (income) costs:
Finance (income) expense, net (Note 10 & 15)	206	525	(765)
Foreign exchange (gain) loss, net	(52)	(31)	(497)
Total Finance costs (income)	154	494	(1,262)
Net income (loss) before income taxes	1,385	(759)	(6,845)
Income tax recovery (expense)
Current (Note 14)	(20)	32	0
Deferred (Note 14)	0	0
(Expense) recovery	(20)	32	0
Net Profit (Loss)	1,365	(727)	(6,845)
Exchange differences on translation of foreign subsidiaries:	1,182	(143)	(746)
Item that will not be reclassified to profit and loss
Comprehensive Income (loss)	$ 2,547	$ (870)	$ (7,591)
Earnings (loss) per share
Basic (Note 13(e)) | (per share)	$ 0.13	$ (0.07)	$ (0.64)
Diluted (Note 13(e)) | (per share)	$ 0.13	$ (0.07)	$ (0.64)